Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

18.Segment reporting

The Company operates from the Netherlands, Belgium, the United States of America, Japan, Switzerland, Germany, France, Canada, UK, and Italy.

Following table summarizes our product net sales by country of sales based on the country of the entity that recognizes product net sales:

Year Ended
(in thousands of $)	December 31, 2022
United States	$377,659
Japan	15,764
Europe	5,678
Other*	1,619
Total product net sales	$400,720

* The product net sales relates to sales made outside of the U.S., Japan and Europe and relates to named patient sale made with the U.S. label.

We sell our products through a limited number of distributors and wholesellers. Four U.S. customers represent approximately 91% of our product net sales in United States during twelve months ended December 31, 2022.

Collaboration revenue is generated by external customers with their main registered office geographically located as shown in the table below:

	Year ended
	December 31,
(in thousands of $)	2022	2021	2020
Denmark	$5,365	$1,389	$342
Belgium	—	—	—
United States	—	317,396	40,901
China	4,238	178,370	—
Other	424	123	—
Total collaboration revenue	$10,026	$497,277	$41,243

The non-current assets of the Company, with the exception of the deferred tax assets, are geographically located as shown in the table below:

	Non-current assets
	At December 31,
(in thousands of $)	2022	2021	2020
Netherlands	$—	$—	$1
Belgium	275,620	268,733	200,125
United States	2,325	3,138	4,751
Japan	2,763	3,232	2,491
Switzerland	—	8	—
Germany	130	—	—
France	4	—	—
Total	$280,841	$275,111	$207,368